AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 27, 2015.

No. 333-138490

No. 811-21977

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 488	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 489	☒

(Check appropriate box or boxes)

POWERSHARES EXCHANGE-TRADED

FUND TRUST II

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700

Downers Grove, IL 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

With a copy to:

Anna Paglia, Esquire	Alan P. Goldberg, Esquire
3500 Lacey Road, Suite 700	K&L Gates LLP
Downers Grove, IL 60515	70 W. Madison St., Suite 3100
(Name and Address of Agent for Service)	Chicago, IL 60602

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	on June 26, 2015 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on [date] pursuant to paragraph (a) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	on [date] pursuant to paragraph (a) of Rule 485.

EXPLANATORY NOTE

This Post-Effective Amendment No. 488 (the “Amendment”) to the Registration Statement on Form N-1A for PowerShares Exchange-Traded Fund Trust II (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating June 26, 2015 as the new effective date for Post-Effective Amendment No. 482 to the Trust’s Registration Statement, which was filed on April 29, 2015 pursuant to Rule 485(b) under the Securities Act. This Amendment relates solely to PowerShares International Developed Markets Currency Hedged Low Volatility Portfolio, PowerShares Emerging Markets Currency Hedged Low Volatility Portfolio and PowerShares Japan Currency Hedged Low Volatility Portfolio, each a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 482 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act of 1940, as amended, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 27th day of May, 2015.

PowerShares Exchange-Traded Fund Trust II

By:	/s/ Andrew Schlossberg
	Title:	Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE		TITLE	DATE

/s/ Andrew Schlossberg		President	May 27, 2015
Andrew Schlossberg

/s/ Steven M. Hill		Treasurer	May 27, 2015
Steven M. Hill

/s/ Anna Paglia		Secretary	May 27, 2015
Anna Paglia

*/s/ Ronn R. Bagge		Trustee	May 27, 2015
Ronn R. Bagge

*/s/ Todd J. Barre		Trustee	May 27, 2015
Todd J. Barre

*/s/ Kevin M. Carome		Trustee	May 27, 2015
Kevin M. Carome

*/s/ Marc M. Kole		Trustee	May 27, 2015
Marc M. Kole

*/s/ Yung Bong Lim		Trustee	May 27, 2015
Yung Bong Lim

*/s/ Philip M. Nussbaum		Trustee	May 27, 2015
Philip M. Nussbaum

*/s/ Gary R. Wicker		Trustee	May 27, 2015
Gary R. Wicker

*/s/ Donald H. Wilson		Chairman and Trustee	May 27, 2015
Donald H. Wilson

*By:	/s/ Anna Paglia		May 27, 2015
Anna Paglia
Attorney-In-Fact

*	Anna Paglia signs pursuant to powers of attorney filed with Post-Effective Amendment Nos. 227 and 423 to the Trust’s Registration Statement and incorporated by reference herein.

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